Expense Example - PGIM California Muni Income Fund	Aug. 31, 2026 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 392
Expense Example, with Redemption, 3 Years	548
Expense Example, with Redemption, 5 Years	717
Expense Example, with Redemption, 10 Years	1,208
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	266
Expense Example, with Redemption, 3 Years	527
Expense Example, with Redemption, 5 Years	912
Expense Example, with Redemption, 10 Years	1,740
Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	158
Expense Example, with Redemption, 5 Years	287
Expense Example, with Redemption, 10 Years	663
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	140
Expense Example, with Redemption, 5 Years	250
Expense Example, with Redemption, 10 Years	$ 571